STARBOARD INVESTMENT TRUST

Crescent Large Cap Macro Fund
Crescent Mid Cap Macro Fund
Crescent Strategic Income Fund

Supplement to the
Statement of Additional Information

September 8, 2015
This supplement to the Statement of Additional Information dated July 29, 2015 for the Crescent Large Cap Macro Fund, Crescent Mid Cap Macro Fund and Crescent Strategic Income Fund ("Funds"), each a series of the Starboard Investment Trust, updates the information described below.  For further information, please contact the Fund toll-free at 1-800-773-3863.  You may obtain copies of the Prospectus, Summary Prospectus and Statement of Additional Information, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.
This supplement is to update the address of the Fund's statutory distributor, Capital Investment Group, Inc. The new address is 100 E. Six Forks Road, Suite 200, Raleigh, North Carolina 27609.

Investors Should Retain This Supplement for Future Reference